Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]

					Value of Initial Fixed $100 Investment Based On(7):
Year	Summary Compensation Table Total for PEO(1)	Compensation Actually Paid to PEO($)(2)(3)	Average Summary Compensation Table Total for non-PEO NEOs($)(4)	Average Compensation Actually Paid to non-PEO NEOs ($)(2)(4)(5)	Total Shareholder Return ($)	Peer Group Total Shareholder Return ($)(6)	Net Income (thousands) ($)	Revenue (thousands) ($)(8)
2022	68,580,072	31,304,264	9,301,761	(708,249)	113.48	133.44	30,358	786,913
2021	862,462	12,703,237	5,449,136	6,880,527	183.42	138.35	65,769	500,621
2020	987,312	19,593,349	793,843	2,978,511	154.43	111.43	46,459	344,858

Company Selected Measure Name	Revenue
Named Executive Officers, Footnote [Text Block]	Mr. Schlanger served as our CEO from January 2017 to December 2021. Mr. Anevski has served as our CEO since January 1, 2022.Non-PEO NEOs include the following for 2022: Mr. Livingston, Mr. Schlanger, Ms. Swartz, and Mr. Sturmer. For 2021, the non-PEO NEOs include Mr. Anevski, Mr. Livingston, Ms. Bealer, and Ms. Greenbaum. For 2020, the non-PEO NEOs include Mr. Anveski, Ms. Ajmani, Ms. Bealer, Ms. Greenbaum, and Mr. Livingston.
Peer Group Issuers, Footnote [Text Block]	The peer group used for this purpose is Standard & Poor's 500 Health Care index.
PEO Total Compensation Amount	$ 68,580,072	$ 862,462	$ 987,312
PEO Actually Paid Compensation Amount	$ 31,304,264	12,703,237	19,593,349
Adjustment To PEO Compensation, Footnote [Text Block]	Compensation actually paid to our PEOs represents the “Total” compensation reported in the Summary Compensation Table for the applicable fiscal year, as adjusted as follows:

	2022 ($)	2021 ($)	2020 ($)
Summary Compensation Table Total	68,580,072	862,462	987,312
Less, value of Stock Awards and Options Awards in Summary Compensation Table	(67,568,600)	—	—
Plus, year-end fair value of outstanding and unvested equity awards granted in the year	39,410,940	—	—
Plus/Less, year-over-year change in fair value of outstanding and unvested equity awards granted in prior years	(3,368,117)	5,284,970	18,392,284
Plus/Less, year-over-year change in fair value of equity awards granted in prior years that vested in the year	(5,750,031)	6,555,805	213,753
Compensation Actually Paid to PEOs	31,304,264	12,703,237	19,593,349

Non-PEO NEO Average Total Compensation Amount	$ 9,301,761	5,449,136	793,843
Non-PEO NEO Average Compensation Actually Paid Amount	$ (708,249)	6,880,527	2,978,511
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]	Average compensation actually paid to our non-PEO NEOs represents the average “Total” compensation reported in the Summary Compensation Table for the applicable fiscal year, as adjusted as follows:

	2022 ($)	2021 ($)	2020 ($)
Average Summary Compensation Table Total	9,301,761	5,449,136	793,843
Less, average value of Stock Awards and Options Awards in Summary Compensation Table	(8,766,978)	(4,777,735)	(188,928)
Plus, average year-end fair value of outstanding and unvested equity awards granted in the year	5,604,053	3,820,260	360,083
Plus/Less, average year-over-year change in fair value of outstanding and unvested equity awards granted in prior years	(3,796,209)	1,617,046	4,340,920
Plus, average fair value of equity awards granted and vested in the year	—	—	27,950
Plus/Less, average year-over-year change in fair value of equity awards granted in prior years that vested in the year	(3,050,876)	1,950,757	(75,463)
Less, average fair value of equity awards granted in prior years that failed to meet vesting conditions in the year	—	(1,178,937)	(2,279,894)
Average Compensation Actually Paid to non-PEO NEOs	(708,249)	6,880,527	2,978,511

Compensation Actually Paid vs. Total Shareholder Return [Text Block]	The graphs below compare the compensation actually paid to our PEO and the average of the compensation actually paid to our remaining NEOs, with (i) our three-year cumulative TSR, (ii) our three-year Peer Group TSR, (iii) our net income, and (iv) our revenue, in each case, for the fiscal years ended December 31, 2020, 2021 and 2022. TSR amounts reported in the graph assume an initial fixed investment of $100, and that all dividends, if any, were reinvested.
Compensation Actually Paid vs. Net Income [Text Block]
Compensation Actually Paid vs. Company Selected Measure [Text Block]
Total Shareholder Return Vs Peer Group [Text Block]	The graphs below compare the compensation actually paid to our PEO and the average of the compensation actually paid to our remaining NEOs, with (i) our three-year cumulative TSR, (ii) our three-year Peer Group TSR, (iii) our net income, and (iv) our revenue, in each case, for the fiscal years ended December 31, 2020, 2021 and 2022. TSR amounts reported in the graph assume an initial fixed investment of $100, and that all dividends, if any, were reinvested.
Tabular List [Table Text Block]	Revenue.
Total Shareholder Return Amount	$ 113.48	183.42	154.43
Peer Group Total Shareholder Return Amount	133.44	138.35	111.43
Net Income (Loss)	$ 30,358,000	$ 65,769,000	$ 46,459,000
Company Selected Measure Amount	786,913,000	500,621,000	344,858,000
PEO Name	Mr. Anevski	Mr. Schlanger	Mr. Schlanger	Mr. Schlanger	Mr. Schlanger	Mr. Schlanger
Additional 402(v) Disclosure [Text Block]	The fair values of RSUs, PSUs and stock options included in the CAP to our PEOs and the Average CAP to our NEOs are calculated at the required measurement dates, consistent with the approach used to value the awards at the grant date as described in our Annual Report on Form 10-K for the year ended December 31, 2022. Any changes to the RSU fair values from the grant date (for current year grants) and from prior year-end (for prior year RSU grants) are based on our updated stock price at the respective measurement dates and updated performance target projections (for PSUs). Changes to the stock option fair values are based on the updated stock price at the respective measurement dates, in addition to updated expected option term, implied volatility of our stock over the updated expected option term, and risk-free rate assumptions. For all years presented, the meaningful increases or decreases in the year-end stock option fair value from the fair value on the grant date were primarily driven by changes in the stock price.The total shareholder return and peer group total shareholder return are three year cumulative returns assuming an initial fixed investment of $100, and that all dividends, if any, were reinvested.Revenue is a GAAP measure. The Company selected Revenue as the Company-Selected Measure due to it being an important financial measure that helps link CAP to the Company’s NEOs to the Company’s performance for the most recently completed fiscal year. Specifically, Revenue is used as a performance metric in our long-term equity incentive program for our PSUs, which are eligible to be earned based on achievement of specific Revenue targets over a five-year performance period.
Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Measure Name	Revenue
PEO [Member] | Stock Awards And Options Awards Reported Value [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ (67,568,600)	$ 0	$ 0
PEO [Member] | Equity Awards Granted During The Year, Outstanding And Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	39,410,940	0	0
PEO [Member] | Equity Awards Granted In Prior Years, Outstanding And Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(3,368,117)	5,284,970	18,392,284
PEO [Member] | Equity Awards Granted In Prior Years, Vested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(5,750,031)	6,555,805	213,753
Non-PEO NEO [Member] | Stock Awards And Options Awards Reported Value [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(8,766,978)	(4,777,735)	(188,928)
Non-PEO NEO [Member] | Equity Awards Granted During The Year, Outstanding And Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	5,604,053	3,820,260	360,083
Non-PEO NEO [Member] | Equity Awards Granted In Prior Years, Outstanding And Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(3,796,209)	1,617,046	4,340,920
Non-PEO NEO [Member] | Equity Awards Granted In Prior Years, Vested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(3,050,876)	1,950,757	(75,463)
Non-PEO NEO [Member] | Equity Awards, Granted During The Year, Vested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	27,950
Non-PEO NEO [Member] | Equity Awards Granted In Prior Years, Failed To Meet Vesting Conditions [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ 0	$ (1,178,937)	$ (2,279,894)